Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Appreciation Fund))	0 Months Ended
	Dec. 29, 2011
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.15%
Class B
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	2.19%
Fee Waiver and Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.02%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.93%
Class I
Operating Expenses:
Management Fees	0.59%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.64%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.64%	[2]
Class N
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.41%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.72%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.
[2]	Estimated expenses for the first fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.